                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):    [   ] is a restatement
                                    [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:          GEM Capital Management, Inc.
Address:       70 East 55th Street - 12th Floor
               New York, New York 10022

13F File Number:     28-2943

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Gerald B. Unterman
Title:         President
Phone: (212) 753-0700
Signature, Place, and Date of Signing:



Gerald B. Unterman                             New York, New York       November 9, 2000

Report Type   (Check only one):

[ X ]              13F HOLDINGS REPORT
[   ]              13F NOTICE
[   ]              13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:                 -0-

Form 13F Information Table Entry Total:            57

Form 13F Information Table Value Total:            $457,460

List of Other Included Managers:                   None

                           FORM 13F INFORMATION TABLE

------------ ---------  ---------- ---------- ----------- --------- ---------- ---------- ---------- --------- ---------- ----------
NAME OF      TITLE OF   CUSIP      VALUE      SHARES/     SH/PRN    PUT/       INVSTMT    OTHER      VOTING    VOTING     VOTING
ISSUER       CLASS                 (x$1000)   PRN AMT               CALL       DSCRETN    MANAGERS   AUTHORITY AUTHORITY  AUTHORITY

                                                                                                     SOLE      SHARED     N
------------ ---------  ---------- ---------- ----------- --------- ---------- ---------- ---------- --------- ---------- ----------
Advanced     COM        00754U101  247        29,000      SH                   SOLE                  29,000    0          0
Radio
Telecom
------------ ---------  ---------- ---------- ----------- --------- ---------- ---------- ---------- --------- ---------- ----------
AT&T         COM LIB    001952708  797        88,842      SH                   SOLE                  88,842    0          0
Corp.        GRP B
------------ ---------  ---------- ---------- ----------- --------- ---------- ---------- ---------- --------- ---------- ----------
America      Com        02364JAA2  242        4,500       SH                   SOLE                  4,500     0          0
Online Inc.
------------ ---------  ---------- ---------- ----------- --------- ---------- ---------- ---------- --------- ---------- ----------
American     NTCV       029912AA0  24,546     14,600,000  PRN                  SOLE                  0         0          0
Tower        144A09
Corp.
------------ ---------  ---------- ---------- ----------- --------- ---------- ---------- ---------- --------- ---------- ----------
American     NTCV       029912AE2  14,250     15,000,000  PRN                  SOLE                  0         0          0
Tower        144A
Corp.        5% 10
------------ ---------  ---------- ---------- ----------- --------- ---------- ---------- ---------- --------- ---------- ----------
American     NTCV       029912AF9  776        817,000     PRN                  SOLE                  0         0          0
Tower        5% 10
Corp.
------------ ---------  ---------- ---------- ----------- --------- ---------- ---------- ---------- --------- ---------- ----------
Anixter      LYON       035290AA3  2,775      10,000,000  PRN                  SOLE                  0         0          0
Intl. Inc.   Zero
------------ ---------  ---------- ---------- ----------- --------- ---------- ---------- ---------- --------- ---------- ----------
BEA          SB NT      073325AC6  14,374     1,220,500   PRN                  SOLE                  0         0          0
Systems      CV 4% 05
Inc.
------------ ---------  ---------- ---------- ----------- --------- ---------- ---------- ---------- --------- ---------- ----------
BEA          SB NT CV   073325AC6  15,413     6,500,000   PRN                  SOLE                  0         0          0
Systems      144A 06
Inc.
------------ ---------  ---------- ---------- ----------- --------- ---------- ---------- ---------- --------- ---------- ----------
Calif. Fed   Cont.      130209604  148        75,027                           SOLE                  0         0          0
Bank FSB     Litig. REC
------------ ---------  ---------- ---------- ----------- --------- ---------- ---------- ---------- --------- ---------- ----------
Canadian     PFD CV     136375409  446        10,000      SH                   SOLE                  10,000    0          0
Nat Ry
------------ ---------  ---------- ---------- ----------- --------- ---------- ---------- ---------- --------- ---------- ----------
Cendant      COM        151313013  282        25,950      SH                   SOLE                  25,950    0          0
Corp.
------------ ---------  ---------- ---------- ----------- --------- ---------- ---------- ---------- --------- ---------- ----------

------------ ---------- ---------- --------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Cendant      RT PUR     151313111  1,350     213,845     RT                    SOLE                  0         0          0
Corp.        PRIDES
------------ ---------- ---------- --------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Citigroup    COM        172967101   721      13,333      SH                    SOLE                  13,333    0          0
Inc.
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Danaher      COM        235851102   755      15,180      SH                    SOLE                  15,180    0          0
Corp.
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Echostar     SBNT       278762AD1   2,640    2,000,000   PRN                   SOLE                  0         0          0
Commun.      CV
             4.875% 07
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Echostar     SB NT      278762AB5   40,618   30,771,000  PRN                   SOLE                  0         0          0
Commun.      CV 144A
             07
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
EMC Corp.    COM        268648102   5,023    50,670      SH                    SOLE                  50,670    0          0
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
France       DEP BD     35177QAB1   4,991    3,670,000   PRN                   SOLE                  0         0          0
Telecom      CV 144A
             04
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Global       PFD CV     G3921A126   20,501   237,352     SH                    SOLE                  237,352   0          0
Crossing     6.375%
Ltd.
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Global       COM        G3921A100   12       375         SH                    SOLE                  375       0          0
Crossing
Ltd.
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Golden       COM        381197102   5,653    239,276     SH                    SOLE                  239,276   0          0
State
Bancorp
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Golden       WT EX      381197136   367      301,475                           SOLE                  0         0          0
State        0000
Bancorp
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Intern.      SUB NT     460254AD7   4,118    4,500,000   PRN                   SOLE                  0         0          0
Rectifier    CV
Corp.        144A%07
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Interpublic  SB NT CV   460690AD2   6,242    6,273,000   PRN                   SOLE                  0         0          0
Group        144A
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Juniper      SB NT      48203RAA2   31,943   21,050,000  PRN                   SOLE                  0         0          0
Networks     CV
Inc.         4.75% 07
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------

------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Kmart        PFD TR
Corp.        CV 7.75%   498778208   16,009   514,335     SH                    SOLE                  514,335   0          0
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Kerr         SB DB      492386AP2   15,844   12,752,000  PRN                   SOLE                  0         0          0
McGee        CV
Corp.        5.25% 10
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Kulicke      SB NT      501242AE1   260      310,000     PRN                   SOLE                  0         0          0
Soffa Inds.  CV
             4.75% 06
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Kulicke &    SB NT CV   501242AC5   5,067    6,050,000   PRN                   SOLE                  0         0          0
Soffa Inds.  144A06
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Kroger Co.   COM        501044101   351      15,550      SH                    SOLE                  15,550    0          0
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Lattice      SB NT CV   518415AA2   7,244    5,000,000   PRN                   SOLE                  0         0          0
Semi-        144A04
conductor
Corp.
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Littlefuse   COM        537008104   546      18,385      SH                    SOLE                  18,385    0          0
Inc.
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
MCI          COM        55268B106   202      6,650       SH                    SOLE                  6,650     0          0
Worldcom
Inc.
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
MPower       PFD CV     62473J205   1,108    71,500      SH                    SOLE                  71,500    0          0
Communic-    SER D
ations Corp.  7.25%
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Millenium    SB NT CV   599902AA1   10,402   5,500,000   PRN                   SOLE                  0         0          0
Pharm. Inc.  144A07
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
National     CAP UTS    632525309   18,676   737,830     SH                    SOLE                  737,830   0          0
Australia    EXCH LB
Bank Ltd.
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Nextel       CLA        65332V103   4,590    98,188      SH                    SOLE                  98,188    0          0
Communic-
ation Inc.
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Pegasus      CLA        705904100   229      4,741       SH                    SOLE                  0         0          0
Comm.
Corp.
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------

------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
PSI Net      PFD CV     74437C309   35,113   1,447,476   SH                    SOLE                  1,447,976 0          0
Inc.         6.75
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
PSI Net      COM        74437C101   338      35,125      SH                    SOLE                  35,125    0          0
Inc.
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Pogo Trust   QUIPS      74437P208   16,920   284,376     SH                    SOLE                  284,376   0          0
I            SER A
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Pogo         SB NT CV   730448AC1   8,920    10,357,000  PRN                   SOLE                  0         0          0
Producting   144A
Corp.        5.5% 06
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Providian    SR NT      74406AAAO   11,188   10,000      PRN                   SOLE                  0         0          0
Financial    3.25% 05
Corp.
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Qualcomm     COM        747525103   10,139   142,297     SH                    SOLE                  142,297   0          0
Inc.
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Qwest        COM        749121109   712      14,335      SH                    SOLE                  14,335    0          0
Commn.
Inc.
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
RF Micro     SB NT CV   749941AA8   6,536    7,000,000   PRN                   SOLE                  0         0          0
devices      144A05
Inc.
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Royal        PFD CV     V7780T111   65       2,515       SH                    SOLE                  2,515     0          0
Caribbean
Cruises
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
SCI Sys      SB NT      783890AF3   52       52,000      PRN                   SOLE                  0         0          0
Inc.         CV
             3% 07
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Sanmina      SB DB CV   800907AA5   17,480   7,900,500   PRN                   SOLE                  0         0          0
Corp.        144A 04
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Semtech      SB NT      816850AB7   4,988    4,200,000   PRN                   SOLE                  0         0          0
Corp.        CV
             144A07
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Solectron    SR LYON    834182AK3   23,450   35,000,000  PRN                   SOLE                  0         0          0
Corp.        ZERO 20
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------

------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Stmicro-     SB LYON    861012AB8   18,754   14,385,000  PRN                   SOLE                  0         0          0
electronics  Zero 09
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Vitesse      SB DB      928497AA4   9,360    9,000,000   PRN                   SOLE                  0         0          0
Semi-        CV
conductor    144A05
Corp.
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Vodafone     ADR        92857T107   7        200         SH                    SOLE                  200       0          0
Airtouch.
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
WinStar      COM        975515107   524      34,086      SH                    SOLE                  34,086    0          0
Communic-
ations Inc.
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------
Young &      SB NT      987425AA3   13,156   13,390,000  PRN                   SOLE                  0         0          0
Rubican      CV
Inc.         144A05
------------ ---------- ----------- -------- ----------- ---------- ---------- ---------- ---------- --------- ---------- ----------